Employee Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	4.12%	5.11%
Health Care Benefits
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.71%	4.51%
Benefit Obligation | Health Care Benefits
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	7.39%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.63%	5.00%
Year that the rate reaches the ultimate trend rate	2025	2019